Supplementary Cash Flow Information (Details) - Schedule of Cash and cash equivalents - USD ($)	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Schedule of Cash and cash equivalents [abstract]
Cash on hand and at bank	$ 10,689,181	$ 6,296,312
Cash equivalents	11,261,030
Cash and cash equivalents	$ 21,950,211	$ 6,296,312	$ 29,322,504